Note 17 - Current Tax Assets and Liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Current Tax Receivables and Payables [Abstract]
Income tax assets	$ 16,394	$ 29,657
V.A.T. credits	176,202	106,293
Other prepaid taxes	425	434
Current tax assets, current	$ 193,021	$ 136,384